Submission	Sep. 04, 2024
Submission [Line Items]
Central Index Key	0000879764
Registrant Name	TotalEnergies SE
Registration File Number	333-278983
Form Type	F-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES